Provision for contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Provisions [abstract]
Schedule Of Nature And Movement Of The Liabilities

	Civil	Labor	Tax	Total

Balance as of December 31, 2022	25,324	24,460	160,592	210,376
Additions	46,723	38,533	23,607	108,863
Reversals	(22,598)	(24,624)	(55,816)	(103,038)
Interest	3,846	3,218	19,613	26,677
Payments	(17,433)	(1,882)	(14,697)	(34,012)
Balance as of December 31, 2023	35,862	39,705	133,299	208,866
Additions	58,954	72,982	2	131,938
Reversals	(23,939)	(31,106)	(15,667)	(70,712)
Interest	4,770	7,656	13,827	26,253
Payments	(31,185)	(17,745)	(10,009)	(58,939)
Balance as of December 31, 2024	44,462	71,492	121,452	237,406

Schedule of Nature of Liabilities

	December 31, 2024	December 31, 2023

Civil	64,104	50,762
Labor	2,227	2,179
Tax	95,882	181,163
Total	162,213	234,104